Bank borrowings (Tables)	6 Months Ended
Jun. 30, 2026
Bank Borrowings
Schedule of banking borrowings

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Bank borrowings-short-term	30,000,000	30,000,000	4,404,704
Total	30,000,000	30,000,000	4,404,704